State Street

PO Box 5049

Boston, MA 02206-5049

VIA EDGAR

February 5, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             FPA Paramount Fund, Inc. (“Registrant”)

1933 Act File No. 2-14660

1940 Act File No. 811-00852

Form N-1A

Dear Commissioners:

As administrator on behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Registrant this letter as certification that the Prospectus and the Statement of Additional Information, each dated January 31, 2018 do not differ from that contained in Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A that was filed electronically via EDGAR on January 26, 2018 (Accession # 0001104659-18-004269).

If you have any questions relating to this filing, please do not hesitate to contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes
Vice President

Enclosures

cc:  J. Richard Atwood